BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2018
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

8     BUSINESS COMBINATIONS

The movement of goodwill is set out as below:

	As of December 31,
	2017	2018

Balance at the beginning of the year	1,341,087	1,570,755
Addition during the year	229,668	181,215
Balance at end of year	1,570,755	1,751,970

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. The goodwill is not deductible for tax purposes. Goodwill is assigned to the design, build-out and operation of data centers reporting unit.

Guangzhou 1 Acquisition

On May 19, 2016, the Company acquired all of the equity interests in Guangzhou Weiteng Construction Co., Ltd. (“Weiteng Construction”) from a third party for an aggregate purchase price of RMB129,500. The Company had paid the full purchase consideration as of December 31, 2017.

Weiteng Construction is a limited liability company organized and existing under the PRC law and owns a data center project (“Guangzhou 1”) in Guangzhou, China. At the date of acquisition, the data center has just commenced its operations.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration		129,500
Effective settlement of pre-existing relationships upon consolidation	(i)	43,161
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(1,237)
Property and equipment	(ii)	(281,437)
Identifiable intangible assets	(iii)	(59,500)
Other assets		(25,363)
Accounts payable		131,114
Capital lease and other financing obligations, current		12,097
Capital lease and other financing obligations, non-current		68,584
Deferred tax liabilities		21,143
Other liabilities		8,361
Total identifiable net assets		(126,238)
Goodwill	(iv)	46,423
Note (i):

Prior to the acquisition, in February and May 2016, the Company lent short-term loans of RMB40,000 and  RMB2,000, respectively, to Weiteng Construction. The loans bear an interest rate of 10% per annum and mature in September 2016. No gain or loss was recognized  from the effective settlement  of such pre-existing  relationship between the Company and Weiteng Construction. At the acquisition date, the amount due from Weiteng Construction of RMB43,161, including loan principal of RMB42,000 and interest receivable  of RMB1,161, is eliminated upon consolidation.

Note (ii):

Property and equipment acquired included properties acquired under capital lease of RMB102,785, data center equipment of RMB19,895, leasehold improvement of RMB132,462 and construction in progress of RMB26,295.

Note (iii):	Identifiable intangible assets acquired consisted of customer relationships of RMB59,500 with an estimated useful life of 7 to 8 years.

Note (iv):

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of Weiteng Construction with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC350, goodwill is not amortized but is tested for impairment.

The amounts of net revenue and net loss of Weiteng Construction included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2016 amounted to RMB36,924 and RMB2,861, respectively.

Shenzhen 5 Acquisition

On June 29, 2017, the Company consummated an acquisition of all equity interests in a target group, comprising onshore and offshore entities, from third parties for an aggregate contingent purchase price of RMB312,000. As of December 31, 2018, the present value of remaining consideration payable of RMB123,098 was recorded in other payables with payment schedule based on the milestone related to the achievement of all specified conditions.

The target group owns a data center project (“Shenzhen 5”) in Shenzhen, China. At the date of acquisition, the data center had just commenced its operations.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration	(i)	294,491
Effective settlement of pre-existing relationships upon consolidation	(ii)	6,025
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(11,153)
Property and equipment	(iii)	(821,405)
Identifiable intangible assets	(iv)	(176,500)
Other assets		(59,520)
Accounts payable		219,207
Capital lease and other financing obligations, current		23,156
Capital lease and other financing obligations, non-current		363,380
Long-term borrowings		217,790
Deferred tax liabilities		45,931
Other liabilities		55,299
Total identifiable net assets		(143,815)
Goodwill	(v)	156,701
Note (i):	The fair value of consideration represents the present value of the purchase price of RMB312,000.
Note (ii):	Prior to the acquisition, the Company had other receivables from the target group of RMB6,025, which was effectively settled with the seller upon completion of the acquisition.

Note (iii):

Property and equipment acquired included properties acquired under capital lease of RMB416,000, data center equipment of RMB174,292, leasehold improvements of RMB118,368 and construction in progress of RMB112,745.

Note (iv):	Identifiable intangible assets acquired consisted of customer relationships of RMB176,500 with an estimated useful life of 14.4 years.

Note (v):

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.

The amounts of net revenue and net loss of the target group included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2017 amounted to RMB42,072 and RMB23,859, respectively.

Guangzhou 2 Acquisition

On October 9, 2017, the Company consummated an acquisition of all equity interests in a target group, comprising onshore and offshore entities, from third parties for a cash consideration of RMB233,984. The Company paid the full consideration as of December 31, 2018.

The target group owns a data center project (“Guangzhou 2”) in Guangzhou, China.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration		233,984
Effective settlement of pre-existing relationships upon consolidation	(i)	(1,807)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(10,144)
Accounts receivable		(25,177)
Property and equipment	(ii)	(319,943)
Identifiable intangible assets	(iii)	(98,500)
Other assets		(14,135)
Accounts payable		56,431
Capital lease and other financing obligations, current		5,958
Capital lease and other financing obligations, non-current		101,875
Short-term borrowings		50,750
Long-term borrowings		52,999
Deferred tax liabilities		35,097
Other liabilities		5,579
Total identifiable net assets		(159,210)
Goodwill	(iv)	72,967
Note (i):	Prior to the acquisition, the Company had payables to the target group of RMB1,807, which was effectively settled with the seller upon completion of the acquisition.

Note (ii):

Property and equipment acquired included properties acquired under capital lease of RMB106,000, data center equipment of RMB57,932, leasehold improvement of RMB155,149 and furniture and office equipment of RMB862.

Note (iii):	Identifiable intangible assets acquired consisted of customer relationships of RMB98,500 with an estimated useful life of 11.8 years.

Note (iv):

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.

The amounts of net revenue and net income of the target group included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2017 amounted to RMB26,573 and RMB2,734, respectively.

Guangzhou 3 Acquisition

On May 2, 2018, the Company consummated an acquisition of all equity interests in a target group,  comprising onshore and offshore entities, from third parties for an aggregate cash consideration of RMB262,244 (including contingent considerations of RMB245,244). As of the acquisition date, the Company estimated that, pursuant to the share purchase agreement, all specified conditions would be met and the Company would be obligated to settle full amount of the purchase price of RMB262,244. As of December 31, 2018, the present value of remaining consideration payable was RMB124,921, of which RMB45,838 and RMB79,083 were recorded in other payables and other long-term liabilities, respectively. The payment schedule of remaining consideration is based on the milestone related to the achievement of all specified conditions.

The target group owns a data center project ("Guangzhou 3") in Guangzhou, China.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration	(i)	247,937
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(62)
Accounts receivable		(13,995)
Property and equipment	(ii)	(780,312)
Identifiable intangible assets	(iii)	(130,000)
Other assets		(43,039)
Accounts payable		471,532
Capital lease and other financing obligations, non-current		282,051
Short-term borrowings		47,580
Long-term borrowings		30,000
Deferred tax liabilities		26,503
Other liabilities		2,849
Total identifiable net assets		(106,893)
Goodwill	(iv)	141,044
Note (i):	The fair value of consideration represents the present value of the purchase price of RMB262,244.

Note (ii):	Property and equipment acquired included properties acquired under capital lease of RMB291,000, data center equipment of RMB254,241 and leasehold improvement of RMB235,071.

Note (iii):	Identifiable intangible assets acquired consisted of customer relationships of RMB130,000 with an estimated useful life of 7 years.

Note (iv):

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.

The amounts of net revenue and net loss of the target group included in the Company's consolidated statements of operations from the acquisition date to December 31, 2018 amounted to RMB85,298 and RMB11,727 respectively.

Shanghai 11 Acquisition

On June 1, 2018, the Company consummated an acquisition of all equity interests in a target entity from third parties for an aggregate cash consideration of RMB320,000 (including contingent considerations of RMB70,000). As of the acquisition date, the Company estimated that, pursuant to the share purchase agreement, all specified conditions would be met and the Company would be obligated to settle full amount of the purchase price of RMB320,000. As of December 31, 2018, the present value of remaining consideration payable of RMB13,931 was recorded in other payables. The payment schedule of remaining consideration is based on the milestone related to the achievement of all specified conditions.

The target entity owns a data center project ("Shanghai 11") in Shanghai, China.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration	(i)	319,119
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(404)
Property and equipment	(ii)	(233,405)
Identifiable intangible assets	(iii)	(57,000)
Other assets		(94,647)
Accounts payable		91,136
Deferred tax liabilities		9,995
Other liabilities		5,377
Total identifiable net assets		(278,948)
Goodwill	(iv)	40,171
Note (i):	The fair value of the consideration represents the present value of the purchase price of RMB320,000.

Note (ii):	Property and equipment acquired included data center equipment of RMB70,241 and leasehold improvement of RMB163,164.

Note (iii):

Identifiable intangible assets acquired consisted of customer relationships of RMB23,000 with an estimated useful life of 10 years and favourable lease of RMB34,000 with an estimated useful life of 13.6 years.

Note (iv):

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC 350, goodwill is not amortized but is tested for impairment.

The amounts of net revenue and net loss of the target entity included in the Company's consolidated statements of operations from the acquisition date to December 31, 2018 amounted to RMB35,489 and RMB2,924, respectively.

Supplemental pro forma financial information as if the acquisitions had occurred as of the earliest date presented has not been provided as the acquisitions are not material to the Company’s results of operations in 2018.

Asset acquisitions in 2018

In 2018, the Company consummated several acquisitions of certain target groups for a total cash consideration of RMB124,667. These acquisitions did not meet the definition of a business as of the acquisition date in accordance with ASC 805 Business Combinations, and were accounted for as assets acquisitions. The targets entered into various property lease arrangements to operate data center business. These data centers had not commenced their operations as of the respective acquisition date. The primary assets acquired were properties under capital leases, equipment and leasehold improvements. The Company settled the consideration of RMB115,167 in 2018. As of December 31, 2018, the remaining consideration payable was RMB9,500, which was recorded in other payables.